DERIVATIVES AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Effective and Repricing Analysis
The following table sets out all interest-earning financial assets and interest bearing financial liabilities held by the Group at December 31, indicating their effective interest rates and the period in which they re-price:

As at December 31, 2019	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	19	1.1%	15,231	15,231	—	—	—	—
Short-term investments	20	1.3%	1,169	—	1,169	—	—	—
Lease receivable	16,18	4.0%	684	157	124	202	201	—
Licence payments	23	8.1%	(1,307)	(1,307)	—	—	—	—

Exchangeable note	25	4.8%	(82,021)	—	—	—	—	(82,021)
Lease payable on Right of Use assets	26	5.0%	(19,630)	(1,136)	(1,020)	(2,012)	(4,840)	(10,622)
Lease payable on sale & leaseback transactions	26	5.0%	(519)	(122)	(125)	(95)	(177)	—

Total			(86,393)	12,823	148	(1,905)	(4,816)	(92,643)

As at December 31, 2018	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	19	1.8%	30,277	30,277	—	—	—	—
Short-term investments	20	—	—	—	—	—	—	—
Lease receivable	18	4.0%	835	191	168	238	238	—
Licence payments	23	3.0%	(1,207)	(1,207)	—	—	—	—

Finance lease payable	26	4.8%	(962)	(217)	(219)	(252)	(274)	—
Exchangeable note	25	4.8%	(81,382)	—	—	—	—	(81,382)

Total			(52,439)	29,044	(51)	(14)	(36)	(81,382)

Schedule of Interest Rate Profile of Financial Assets/Liabilities
The interest rate profile of financial assets/liabilities of the Group was as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	(1,307)	(1,207)
Fixed rate financial liabilities (exchangeable note)	(82,021)	(81,382)
Fixed rate financial liabilities (lease payables)	(20,149)	(962)
Financial assets (short-term deposits and short-term investments)	10,125	23,423
Financial assets (lease receivables)	684	835

	(92,668)	(59,293)

Schedule of Liquidity Risk Estimated Interest Payments of Maturities
The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2019 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	16,947	16,947	16,947	—	—	—	—
Lease payable on Right of Use assets	19,630	19,630	1,136	1,020	2,012	4,840	10,622
Lease payable on sale & leaseback transactions	519	519	122	125	95	177	—
Exchangeable notes	82,021	99,900	—	—	—	—	99,900
Exchangeable note interest	999	101,898	1,998	1,998	3,996	11,988	81,918

	120,116	238,894	20,203	3,143	6,103	17,005	192,440

As at December 31, 2018 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	16,908	16,908	16,908	—	—	—	—
Exchangeable notes	81,382	99,900	—	—	—	—	99,900
Exchangeable note interest	999	105,894	1,998	1,998	3,996	11,988	85,914

	99,289	222,702	18,906	1,998	3,996	11,988	185,814

Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities
The amounts shown are those reported to key management translated into US Dollars at the closing rate:

As at December 31, 2019	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	394	138	10	3,265	238	—
Trade and other receivable	1,247	71	—	337	1,871	—
Trade and other payables	(2,350)	(27)	(142)	(47)	(796)	—

Total exposure	(709)	182	(132)	3,555	1,313	—

As at December 31, 2018	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	81	122	9	2,512	322	6
Trade and other receivable	894	113	38	430	2,065	6
Trade and other payables	(1,995)	(51)	(146)	(103)	(1,621)	(2)

Total exposure	(1,020)	184	(99)	2,839	766	10

Schedule of Sensitivity Analysis
A 10% strengthening of the US Dollar against the Euro at December 31, 2019 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2019
Euro	2,282

December 31, 2018
Euro	1,818

A 10% weakening of the US Dollar against the Euro at December 31, 2019 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$000
December 31, 2019
Euro	(2,790)

December 31, 2018
Euro	(2,222)

Schedule of Maximum Credit Exposure of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk is as follows:

	Carrying Value December 31, 2019 US$’000	Carrying Value December 31, 2018 US$’000
Third party trade receivables (Note 18)	17,754	21,318
Finance lease income receivable (Note 18)	684	835
Cash & cash equivalents (Note 19)	15,231	30,277
Short-term investments (Note 20)	1,169	—

	34,838	52,430

Schedule of Exposure of Trade Receivables by Geographic Location
The maximum exposure to credit risk for trade receivables and finance lease income receivable by geographic location is as follows:

	Carrying Value December 31, 2019 US$’000	Carrying Value December 31, 2018 US$’000
United States	8,647	9,472
Euro-zone countries	786	1,502
United Kingdom	121	132
Other European countries	7	84
Other regions	8,877	10,963

	18,438	22,153

Schedule of Exposure of Trade Receivables by Customer
The maximum exposure to credit risk for trade receivables and finance lease income receivable by type of customer is as follows:

	Carrying Value December 31, 2019 US$’000	Carrying Value December 31, 2018 US$’000
End-user customers	9,453	9,253
Distributors	7,199	11,860
Non-governmental organisations	1,786	1,040

	18,438	22,153

Schedule of Ageing of Trade Receivables
The ageing of trade receivables at December 31, 2019 is as follows:

	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2019	2019	2019	2018	2018	2018
	US$’000	US$’000%		US$’000	US$’000%
Not past due	10,924	8	0.1%	13,917	4	—
Past due 0-30 days	3,743	6	0.2%	3,761	17	0.5%
Past due 31-120 days	2,115	27	1.3%	3,438	36	1.0%
Greater than 120 days	6,415	5,402	84.2%	4,404	4,145	94.1%

	23,197	5,443	—	25,520	4,202	—

Schedule of Movement in Allowance for Impairment of Trade Receivables
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2019	2018	2017
	US$’000	US$’000	US$’000
Balance at January 1	4,202	3,590	3,171
Charged to costs and expenses	1,276	682	662
Amounts written off during the year	(35)	(70)	(243)

Balance at December 31	5,443	4,202	3,590

Schedule of Fair Values of Financial Assets/Liabilities
The table below sets out the Group’s classification of each class of financial assets/liabilities, their fair values and under which valuation method they are valued:

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2019
Loans and receivables at amortised cost
Trade receivables	18	17,754	—	17,754	17,754
Cash and cash equivalents	19	15,231	—	15,231	15,231
Investments (deposits)	20	1,169	—	1,169	1,169
Finance lease receivable	16,18	684	—	684	684

		34,838	—	34,838	34,838

Liabilities at amortised cost
Exchangeable note	25	—	(82,021)	(82,021)	(82,021)
Lease liabilities	26	(20,149)	—	(20,149)	(20,149)
Trade and other payables (excluding deferred income)	23	(16,655)	—	(16,655)	(16,655)
Provisions	24	(50)	—	(50)	(50)

		(36,854)	(82,021)	(118,875)	(118,875)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	25	—	—	—	—
Exchangeable note equity conversion option	25	—	(4)	(4)	(4)
Exchangeable note bond put option	25	—	—	—	—

		—	(4)	(4)	(4)

		(2,016)	(82,025)	(84,041)	(84,041)

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data.

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2018
Loans and receivables at amortised cost
Trade receivables	18	21,318	—	21,318	21,318
Cash and cash equivalents	19	30,277	—	30,277	30,277
Finance lease receivable	16,18	835	—	835	835

		52,430	—	52,430	52,430

Liabilities at amortised cost
Exchangeable note	25	—	(81,382)	(81,382)	(81,382)
Finance lease payable	26	(962)	—	(962)	(962)
Trade and other payables (excluding deferred income)	23	(16,596)	—	(16,596)	(16,596)
Provisions	24	(50)	—	(50)	(50)

		(17,608)	(81,382)	(98,990)	(98,990)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	25	—	—	—	—
Exchangeable note equity conversion option	25	—	(238)	(238)	(238)
Exchangeable note bond put option	25	—	—	—	—

		—	(238)	(238)	(238)

		34,822	(81,620)	(46,798)	(46,798)